RYDEX ETF TRUST

                          SUPPLEMENT DATED MAY 11, 2009
                                     TO THE

   RYDEX ETF TRUST RYDEX S&P EQUAL WEIGHT ETF AND RYDEX RUSSELL TOP 50(R) ETF
                        PROSPECTUS, DATED MARCH 1, 2009.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX ETF TRUST RYDEX S&P EQUAL WEIGHT ETF AND RYDEX RUSSELL TOP 50(R) ETF PROSPECTUS, DATED MARCH 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

The table under the heading "Supplemental Information/ I. Premium/Discount Information" should be replaced with the following table:


                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                  Rydex                 Rydex
        Premium/Discount           S&P Equal Weight      Russell Top 50(R)      S&P Equal Weight      Russell Top 50(R)
             Range                        ETF                  ETF                    ETF                   ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 3.01% and 8%                                0                    0                 0.00%                0.00%
Between 1.01% and 3%                                2                    2                 0.79%                0.79%
Between .51% and 1%                                 5                    4                 1.98%                1.58%
Between .26% and .5%                               13                   10                 5.14%                3.95%
Between .25% and 0%                               103                  113                40.71%               44.66%
Between -0.01% and -0.25%                         109                  104                43.08%               41.11%
Between -0.26% and -0.5%                           12                   15                 4.74%                5.93%
Between -0.51% and -1%                              7                    4                 2.77%                1.58%
Between -1.01% and -3%                              2                    1                 0.79%                0.40%
Between -3.01% and -8%                              0                    0                 0.00%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                             253                  253               100.00%              100.00%


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ETFRX-SUP1-0509x0210